LEASE LIABILITIES - Disclosure for maturity of lease liability on contractual undiscounted cash flows (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of maturity analysis of operating lease payments [line items]
Contractual undiscounted cash flows	$ 1,316	$ 1,550
Less than one year [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Contractual undiscounted cash flows	238	240
One to five years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Contractual undiscounted cash flows	653	724
More than five years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Contractual undiscounted cash flows	$ 425	$ 586